Financial Instruments - Summary of Outstanding Forward Foreign Exchange Contracts (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Foreign Exchange Forward [Member]
€ in Millions, £ in Millions, zł in Millions, R in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 ZAR (R)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CZK (Kč)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 PLN (zł)	Mar. 31, 2023 MXN ($)
GBP
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount	£ 0.4	$ 0.4						£ 3.1	$ 2.3
Derivative, Average Forward Exchange Rate	0.82	0.82	0.82	0.82	0.82	0.82	0.82	1.33	1.33	1.33	1.33	1.33	1.33	1.33
CZK
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 8.1	Kč 180.0						$ 8.6	Kč 180.0
Derivative, Average Forward Exchange Rate	22.13	22.13	22.13	22.13	22.13	22.13	22.13	20.88	20.88	20.88	20.88	20.88	20.88	20.88
EUR
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 15.4		€ 15.3					$ 10.0		€ 11.0
Derivative, Average Forward Exchange Rate	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1	1.1
CAD
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 1.0			$ 29.5				$ 3.6			$ 5.1
Derivative, Average Forward Exchange Rate	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.42	1.42	1.42	1.42	1.42	1.42	1.42
PLN
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount									$ 1.8				zł 8.0
Derivative, Average Forward Exchange Rate								4.33	4.33	4.33	4.33	4.33	4.33	4.33
MXN
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 1.7				$ 35.9			$ 12.6					$ 237.8
Derivative, Average Forward Exchange Rate	20.52	20.52	20.52	20.52	20.52	20.52	20.52	18.86	18.86	18.86	18.86	18.86	18.86	18.86
ZAR
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 2.9					R 53.2
Derivative, Average Forward Exchange Rate	18.95	18.95	18.95	18.95	18.95	18.95	18.95